TILSON INVESTMENT TRUST

March 1, 2012

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Tilson Investment Trust
Registration Statement on Form N-1A
1933 Act File No. 333-117597
1940 Act File No. 811-21606

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust effective February 29, 2012 does not differ from that filed in the Post-Effective Amendment No. 9 which was filed electronically on February 28, 2012.

Sincerely,

/s/ Erin Douglas
Erin Douglas Secretary